UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INVESTMENT SERIES
--------------------------------------------------------------------------------

                      ANNUAL REPORT  |  OCTOBER 31, 2003

                        Smith Barney Premier Selections
                            All Cap Growth Portfolio
                     Smith Barney Large Cap Core Portfolio
                    Smith Barney Growth and Income Portfolio
                            SB Government Portfolio

                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

                                 WHAT'S INSIDE

       Letter from the Chairman......................................   1
       Smith Barney Investment Series
           Smith Barney Premier Selections All Cap Growth Portfolio..   3
           Smith Barney Large Cap Core Portfolio.....................   6
           Smith Barney Growth and Income Portfolio..................   9
           SB Government Portfolio...................................  12
       Schedules of Investments......................................  15
       Statements of Assets and Liabilities..........................  30
       Statements of Operations......................................  31
       Statements of Changes in Net Assets...........................  32
       Notes to Financial Statements.................................  34
       Financial Highlights..........................................  40
       Independent Auditors' Report..................................  44
       Additional Information........................................  45
       Tax Information...............................................  50
       Management of the Series...................................... IBC

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The funds' fiscal year was a time of heightened market volatility. At the beginning of the period in November 2002, the economic environment was dominated by geopolitical tension, corporate scandals, declining consumer confidence and concerns regarding the general strength of the global economy. The months leading up to the war in Iraq were times of apprehension and caution. Businesses and consumers alike chose to slow their spending due to war-related uncertainty. Consequently, the U.S. economy and the stock market in general remained weak through the first quarter of 2003.

However, when the U.S.-led coalition entered Iraq in late March and investors turned their attention to a pending stabilization in the outlook for corporate earnings, the U.S. stock market rebounded. Unlike previous rallies over the past three years, this one proved sustainable, and stock prices generally rose through the end of the funds' fiscal year in October 2003.

If you have any questions about recent economic events or investing in a recovering economy, we urge you to talk with your financial adviser. Please read on to learn more about your funds' performance and the Manager's strategy.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 12, 2003


             1 Smith Barney Investment Series | 2003 Annual Report

               PERFORMANCE OF THE SMITH BARNEY INVESTMENT SERIES
                           AS OF OCTOBER 31, 2003/1/

                                                            6 Months 12 Months
Smith Barney Premier Selections All Cap Growth Portfolio     23.78%    27.79%
Russell 1000 Growth Index/2/                                 16.81%    21.81%
Russell 2000 Growth Index/3/                                 36.11%    46.56%
S&P MidCap 400 Index/4/                                      25.61%    30.61%
Average of Lipper variable multi-cap growth funds/5/         21.85%    27.50%

Smith Barney Large Cap Core Portfolio                        12.26%    15.47%
S&P 500 Index/6/                                             15.62%    20.79%
Average of Lipper variable large-cap core funds/7/           14.57%    18.38%

Smith Barney Growth and Income Portfolio                     16.41%    22.09%
S&P 500 Index/6/                                             15.62%    20.79%
Average of Lipper variable large-cap core funds/7/           14.57%    18.38%

SB Government Portfolio                                      -1.35%     0.87%
Lehman Brothers Government Bond Index/8/                     -0.19%     2.90%
Average of Lipper variable general U.S. government funds/9/  -0.16%     2.95%

 /1/ The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds. Past performance is not indicative of future results.
 /2/ The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
 /3/ The Russell 2000 Growth Index measures the performance of those Russell
     2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
 /4/ The S&P MidCap 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.
 /5/ Lipper Inc. is a major independent mutual-fund tracking organization.
     Returns are based on the period ended October 31, 2003, calculated among 105 funds for the six-month period and 104 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
 /6/ The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
 /7/ Returns are based on the period ended October 31, 2003, calculated among 234 funds for the six-month period and 230 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
 /8/ The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years. Please note that an investor cannot invest directly in an index.
 /9/ Returns are based on the period ended October 31, 2003, calculated among 52 funds for the six-month period and 50 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains.

Additional Information About Your Fund
The Funds' Adviser and some of its affiliates have received requests for information from various government regulations regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

             2 Smith Barney Investment Series | 2003 Annual Report

  SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Performance Update

For the 12 months ended October 31, 2003, the fund returned 27.79%. In comparison, the fund outperformed its large-cap growth benchmark, the unmanaged Russell 1000 Growth Index,/i/ which returned 21.81% for the same period, but underperformed its small-cap growth and mid-cap benchmarks, the unmanaged Russell 2000 Growth Index/ii/ and the unmanaged S&P MidCap 400 Index,/iii/ which returned 46.56% and 30.61%, respectively, for the same period. The fund also outperformed its Lipper peer group of variable multi-cap growth funds, which had an average return of 27.50% for the same period./1/ Past performance is no guarantee of future results.

Waning Uncertainties Buoyed Equity Market

When the period began, rising tensions and the eventual armed conflict between U.S.-led coalition forces and Iraq, the sudden and rapid spread of Severe Acute Respiratory Syndrome ("SARS"), as well as ongoing revelations of misdeeds by a number of corporations and their officers had a profoundly negative impact on business, consumer and investor confidence and on an already fragile global economy. The end of major hostilities in Iraq removed some of the uncertainties that had slowed economic recovery in the U.S.

Throughout the period, the Fed continued its highly accommodative monetary policy, maintaining key interest rates at four-decade lows as additional tax relief measures worked their way through the U.S. Congress. Toward the end of the period, this accommodative policy and improving investor confidence buoyed the equity markets, offering some measure of relief for equity investors. By the end of the third calendar quarter of 2003, for the first time since 1999, many of the major U.S. stock indexes had posted back-to-back quarterly gains. The third quarter also saw economic indicators, including Gross Domestic Product/iv/ and employment figures, show signs of improvement.

Contributors to Fund Performance/2/

Amidst this environment, the fund experienced positive returns, driven largely by holdings in the Consumer Discretionary and Information Technology sectors. The top contributors to performance for the period included Amazon.com, Inc., an Internet retailer in the Consumer Discretionary sector and in the Industrials sector, Career Education Corp., an owner and operator of private, career-oriented schools. Other stocks that helped performance included holdings in the Information Technology sector, namely Texas Instruments Inc. and Intel Corp., both manufacturers of semiconductors and related devices for use in computers and electronic equipment. Shares of retailer Coach, Inc., in the Consumer Discretionary sector, a producer of luxury leather goods and accessories, were another major contributor to performance for the period.

While fund performance for the period was positive overall, some stocks in the fund's portfolio lost value during the period, primarily those in the Healthcare sector. Specific stocks that hurt performance include CACI International Inc. in the Information

/1/ Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 104 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
/2/ Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. The fund's top ten holdings as of this date were:
     Amazon.com, Inc. (4.74%); Texas Instruments Inc. (3.56%); Berkshire Hathaway Inc. (3.23%); The Coca Cola Co. (2.78%); The Gillette Co. (2.38%); Career Education Corp. (2.30%); Microsoft Corp. (2.21%); Amgen Inc. (2.12%); Merck & Co. Inc. (2.02%); The Home Depot, Inc. (1.98%).

             3 Smith Barney Investment Series | 2003 Annual Report

Technology sector and PETCO Animal Supplies Inc. in the Consumer Discretionary sector. Shares of both PacifiCare Health Systems Inc. and diversified healthcare product maker Johnson & Johnson, in the Healthcare sector, lost value over the period, as did stock of Commerce Bancorp Inc. in the Financials sector.

At the end of the 12-month period, the fund's most heavily weighted holding was in Amazon.com, Inc. followed by the fund's position in Texas Instruments Inc. Shares of Berkshire Hathaway Inc., a holding company for billionaire Warren Buffett's investments, primarily in the insurance industry accounted for the third biggest weight in the portfolio, with holdings in soft-drink giant The Coca-Cola Co. and The Gillette Co., a maker of shaving supplies and other consumer products, as the fourth and fifth biggest, respectively.


Thank you for your investment in the Smith Barney Premier Selections All Cap Growth Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Alan Blake     /s/ Lawrence Weissman
Alan J. Blake      Lawrence B. Weissmann, CFA
Portfolio Manager  Portfolio Manager

/s/ Timothy Woods
Timothy Woods, CFA
Portfolio Manager

November 12, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 15 through 19 for a list and percentage breakdown of the fund's holdings.

/i/ The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
/ii/ The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
/iii/ The S&P MidCap 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.
/iv/ Gross Domestic Product is a market value of goods and services produced by labor and property in a given country.

              4 Smith Barney Investment Series | 2003 Annual Report

 Smith Barney Premier Selections All Cap Growth Portfolio* at a Glance
 (unaudited)

Value of $10,000 Invested in the Smith Barney Premier Selections All Cap Growth Portfolio vs. S&P MidCap 400 Index, Russell 1000 Growth Index and Russell 2000 Growth Index+
--------------------------------------------------------------------------------
                        September 1999 -- October 2003


                                    [CHART]

            Smith Barney Premier
             Selections All Cap    Russell 1000      Russell 2000    S&P MidCap
              Growth Portfolio     Growth Index      Growth Index    400 Index
            -------------------    ------------      ------------    ----------
 9/15/1999       $10,000             $10,000           $10,000        $10,000
     10/99        10,110              10,755            10,256          9,975
     10/00        14,501              11,758            11,914         13,132
     10/01        10,810               7,062             8,160         11,496
     10/02         9,032               5,676             6,401         10,949
10/31/2003        11,542               6,914             9,381         14,301


+ Hypothetical illustration of $10,000 invested on September 15, 1999
  (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. Before May 1, 2001, the Portfolio was known as the Select Mid Cap Portfolio and had a different investment style. The S&P MidCap 400 Index is a widely recognized index of 400 medium-capitalization stocks. Figures for the S&P MidCap 400 Index include reinvestment of dividends. The Russell 1000 Growth Index ("Russell 1000 Growth") measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities. The Russell 2000 Growth Index ("Russell 2000 Growth") measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.


 Average Annual Total Returns++ (unaudited)

Twelve Months Ended 10/31/03        27.79%
-----------------------------------------
9/15/99** through 10/31/03           3.54
-----------------------------------------

 Cumulative Total Return++ (unaudited)

9/15/99** through 10/31/03                   15.42%
--------------------------------------------------

* Before May 1, 2001, the Portfolio was known as Select Mid Cap Portfolio and had a different investment style.
** Commencement of operations.
++ Assumes reinvestment of all dividends and capital gain distributions.
   Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

              5 Smith Barney Investment Series | 2003 Annual Report

  Smith Barney Large Cap Core Portfolio

Performance Update

For the 12 months ended October 31, 2003, the fund returned 15.47%. In comparison, the fund underperformed its benchmark, the unmanaged S&P 500 Index,/i/ which returned 20.79% for the same period. The fund also underperformed its Lipper peer group of variable large-cap core funds, which had an average return of 18.38% for the same period./1/ Past performance is no guarantee of future results.

Improving Environment for Stocks

The U.S. equity market rallied sharply during the six months ended October 31, as investors responded to a number of positive developments. The end of major combat in Iraq, a rebound in consumer confidence, and improved corporate profits all helped buoy stocks. Accommodative monetary and fiscal policy also contributed to the market's advance as the Fed lowered the federal funds rate/ii/ in June another quarter of a percent to 1.0%, a four-decade low. On the fiscal front, Congress passed a tax reduction package that included rate reductions on capital gains and dividends.

From August through October, the economy grew at its fastest pace since 1984. The recent performance of the U.S. economy has supported an improvement in investor sentiment and corporate earnings. This economic environment proved to be a favorable one for the fund, as evidenced by its returns for the period.

Drivers of Fund Performance/2/

In this market environment, the fund experienced positive returns, with performance fueled largely by holdings in the Information Technology sector. Shares of semiconductor maker Intel Corp., computer networking firm Cisco Systems, Inc. and data management specialist VERITAS Software Corp., all in the Information Technology sector, were the leading contributors to the fund's positive performance for the period. Other major contributors to performance included stock of General Electric Co., a producer of a wide range of commercial technologies and equipment in the Industrials sector, along with shares of banking and financial services giant J.P. Morgan Chase & Co. in the Financials sector.

While fund performance for the period was positive overall, some stocks in the fund's portfolio lost value during the period, several of which were in the Healthcare sector including hospital operator HCA Inc., pharmaceutical firm Merck & Co. Inc. and diversified health care product supplier Johnson & Johnson. Other stocks that detracted from performance for the period include insurance company American International Group, Inc. in the Financials sector and packaged-foods giant Kraft Foods Inc.

At the end of the 12-month period, the fund's most heavily weighted holding was in oil company Exxon Mobil Corp., followed by shares of pharmaceutical firm Pfizer Inc., Intel Corp., General Electric Co. and software titan Microsoft Corp.

/1/ Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 230 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.
/2/ Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. The fund's top ten holdings as of this date were: Exxon Mobil Corp. (3.38%); Pfizer Inc. (3.22%); Intel Corp. (3.02%); General Electric Co. (3.01%); Microsoft Corp. (2.94%); Wal-Mart Stores, Inc. (2.20%); Merrill Lynch & Co., Inc. (2.14%); American Express Co. (2.12%); Teva Pharmaceutical Industries Ltd. (1.96%); VERITAS Software Corp. (1.93%).

             6 Smith Barney Investment Series | 2003 Annual Report

Thank you for your investment in the Smith Barney Large Cap Core Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

 /s/ Lawrence Weissman
 Lawrence B. Weissman, CFA
 Portfolio Manager

November 20, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 20 through 23 for a list and percentage breakdown of the fund's holdings.

/i/ The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

             7 Smith Barney Investment Series | 2003 Annual Report

 Smith Barney Large Cap Core Portfolio at a Glance (unaudited)


Value of $10,000 Invested in the Smith Barney Large Cap Core Portfolio vs. S&P 500 Index+
--------------------------------------------------------------------------------
                        September 1999 -- October 2003

                                    [CHART]

                 Smith Barney      S&P
                Large Cap Core     500
                  Portfolio       Index
                --------------   -------
 9/15/1999         $10,000       $10,000
     10/99          10,510        10,633
     10/00          12,150        11,278
     10/01           8,988         8,471
     10/02           7,285         7,193
10/31/2003           8,412         8,688


+ Hypothetical illustration of $10,000 invested on September 15, 1999
  (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.


 Average Annual Total Returns++ (unaudited)

Twelve Months Ended 10/31/03        15.47%
-----------------------------------------
9/15/99* through 10/31/03           (4.10)
-----------------------------------------

 Cumulative Total Return++ (unaudited)

9/15/99* through 10/31/03                    (15.88)%
----------------------------------------------------

++ Assumes reinvestment of all dividends and capital distributions. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
*  Commencement of operations.

             8 Smith Barney Investment Series | 2003 Annual Report

  Smith Barney Growth and Income Portfolio

Special Shareholder Notice

Effective November 10, 2003, Kevin Caliendo is co-portfolio manager of the fund, along with Michael Kagan.

Performance Update

For the 12 months ended October 31, 2003, the fund returned 22.09%. In comparison, the fund outperformed its benchmark, the unmanaged S&P 500 Index,/i/ which returned 20.79% for the same period. The fund also outperformed its Lipper peer group of variable large-cap core funds, which had an average return of 18.38% for the same period./1/ Past performance is no guarantee of future results.

Equity Market Rally

The U.S. equity market rallied sharply during the six months ended October 31, as investors responded to a number of positive developments. The end of major combat in Iraq, a rebound in consumer confidence and improved corporate profits all helped buoy stocks. Accommodative monetary and fiscal policy also contributed to the market's advance. On the monetary front, in June the Fed lowered the federal funds rate/ii/ another quarter of a percent to 1.0%, a four-decade low. On the fiscal front, Congress passed a tax reduction package that included rate reductions on capital gains and dividends.

From August through October, the economy grew at its fastest pace since 1984. The issue facing the market now, is will the economy accelerate so much that the Fed has to slam on the brakes by raising rates -- and if so, how soon will they act?

Contributors to Fund Performance/2/

This economic environment proved to be a favorable one for the fund, as evidenced by its returns for the period. The leading individual contributor to the fund's performance for the period was its position in electronics retailer Best Buy Co., Inc. in the Consumer Discretionary sector. Sales of large screen and high definition TVs enabled Best Buy to show positive sales and earnings surprises the past three calendar quarters. Teva Pharmaceutical Industries Ltd., a generic pharmaceutical specialist in the Healthcare sector was the second biggest contributor to performance for the period. Other holdings that contributed positively to performance included shares of semiconductor maker Intel Corp., data management specialist VERITAS Software Corp. and computer networking firm Cisco Systems, Inc., all in the Information Technology sector.

While performance for the fund was positive during the period, some stocks in the portfolio lost value over the period, including shares of software industry leader Microsoft Corp., packaged-foods giant Kraft Foods Inc. in the Consumer Staples sector and wireless phone maker Nokia Corp. Other major detractors from performance include home mortgage lender Freddie Mac in the Financials sector and pharmaceuticals firm Merck & Co. Inc.

At the close of the period, the portfolio's largest weights were in pharmaceutical company Pfizer Inc., General Electric Co., a producer of a wide range of commercial technologies and equipment in the Industrials sector, Microsoft Corp., oil company Exxon Mobil Corp. and Best Buy Co., Inc.

/1/ Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 230 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.
/2/ Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. These fund's top ten holdings as of this date were:
     Pfizer Inc. (3.50%); General Electric Co. (3.18%); Microsoft Corp. (2.90%); Exxon Mobil Corp. (2.65%); Best Buy Co., Inc. (2.60%); Intel Corp. (2.45%); Teva Pharmaceutical Industries Ltd. (2.33%); The Bank of New York Co., Inc. (2.32%); American International Group, Inc. (2.20%); Alcoa Inc. (2.07%).

              9 Smith Barney Investment Series | 2003 Annual Report

Thank you for your investment in the Smith Barney Growth and Income Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Michael Kagan /s/ Kevin Caliendo
Michael A. Kagan  Kevin Caliendo
Portfolio Manager Portfolio Manager

November 20, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 24 through 27 for a list and percentage breakdown of the fund's holdings.

/i/ The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

             10 Smith Barney Investment Series | 2003 Annual Report

 Smith Barney Growth and Income Portfolio at a Glance (unaudited)

Value of $10,000 Invested in the Smith Barney Growth and Income Portfolio vs. S&P 500 Index+
--------------------------------------------------------------------------------
                        September 1999 -- October 2003

                                    [CHART]


                  Smith Barney Growth           S&P
                  and Income Portfolio       500 Index
                  --------------------   -----------------
 9/15/1999             $10,000                $10,000
     10/99              10,100                 10,633
     10/00              10,793                 11,278
     10/01               8,242                  8,471
     10/02               7,050                  7,193
10/31/2003               8,607                  8,688



+Hypothetical illustration of $10,000 invested on September 15, 1999
 (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

 Average Annual Total Returns++ (unaudited)

Twelve Months Ended 10/31/03        22.09%
-----------------------------------------
9/15/99* through 10/31/03           (3.57)
-----------------------------------------

 Cumulative Total Return++ (unaudited)

9/15/99* through 10/31/03                    (13.93)%
----------------------------------------------------

++ Assumes reinvestment of all dividends and capital gain distributions.
   Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of the fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
*  Commencement of operations.

             11 Smith Barney Investment Series | 2003 Annual Report

  SB Government Portfolio

Performance Update

For the 12 months ended October 31, 2003, the fund returned 0.87%. In comparison, the fund underperformed its benchmark, the unmanaged Lehman Brothers Government Bond Index,/i/ which returned 2.90% for the same period. The fund also underperformed its Lipper peer group of variable general U.S. government funds, which had an average return of 2.95% for the same period./1/ Past performance is no guarantee of future results.

A Vacillating Government Bond Market

Early in the period, in the wake of a sputtering U.S. economy, the conflict with Iraq and more pronounced concerns about North Korea's nuclear program, U.S. Treasuries vacillated but performed relatively well as investors in search of safer-haven investments turned to U.S. government securities. In May, Treasury bond prices rose significantly in anticipation that the Fed would lower its target for short-term rates to create a more accommodative borrowing environment (as prices of bonds move opposite to interest rates and yields). In June, the Fed proceeded to lower its interest rate targets to their lowest levels since the Eisenhower Administration. Given the combination of rate cuts and a significant tax-cut package passed by lawmakers this year, it seemed that the U.S. government was going to throw "everything but the kitchen sink" at the economy in an attempt to revive its growth.

Shortly after the Fed's rate reduction, U.S. Treasury bonds sold off. Treasury prices spiraled lower in July due to stronger-than-expected economic data, which generated interest rate concerns. For example, yields on the two-year Treasury note edged higher from July through August as estimates of Gross Domestic Product ("GDP")/ii /growth soared. The decline was exacerbated due to selling from investors holding mortgage-backed securities ("MBS") in their portfolios. Many investors who had previously bought Treasuries when long-term yields were dropping to help hedge their portfolios' exposure to MBS reversed course as yields rose in July by selling Treasuries to help lower the duration/iii/ to better preserve the value of their portfolios against a further rise in long-term rates. Although Treasury bonds fluctuated significantly in July, the prices of mortgage-backed securities held up considerably better that month.

Prices of Treasuries bounced back in September as investors questioned the strength of 2004 economic growth, but rate concerns resurfaced after the Commerce Department released preliminary third-quarter economic data stating that the economy grew at its fastest pace in almost 20 years. However, selling in the Treasury markets was more contained than in July as some of this growth was attributable to one-time factors, such as the tax cuts and end of the war, and many analysts and investors felt that the Fed appeared to be in a holding pattern from adjusting its rate targets.

Domestic market participants have recently continued to debate the sustainability of economic growth into 2004 with particular attention fixed on the employment situation, which has remained rather tepid. The Fed has recently held interest rates steady, although investor

/1/ Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 50 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

             12 Smith Barney Investment Series | 2003 Annual Report interpretation of just what the Fed means by being on hold for "a considerable period" of time proved to be fickle. Looking back, the residential MBS market has been a focus of market attention this past year. Hedging activity among investors against rapidly changing MBS characteristics likely caused long-term rates to fall further than they otherwise may have.

Portfolio Changes During the Period

During the period, the fund significantly reduced its exposure to U.S. Treasury obligations and raised its position in mortgage-backed securities. We strategically allocated the portfolio to MBS, U.S. Treasuries, agencies and asset-backed securities. Some of the portfolio's underperformance was due to the extreme volatility of the Treasury market, which resulted in a high degree of prepayments on the portfolio's MBS. Also, being longer than the benchmark in duration recently detracted from performance, as long-term rates rose.

Typically, MBS have tended to perform more favorably in environments when interest rate volatility is low. While a substantial portion of the portfolio's holdings are in MBS, we maintained a view during the period that there remains potential opportunity in this asset class at various levels, and we continued to allocate to this sector.

Although interest rate fluctuations can be unpredictable, as of the period's close we maintained a more defensive posture in terms of the portfolio's exposure to interest rate risk, relative to prior periods. We plan to remain attentive to the interest rate environment while seeking competitive yields.

Thank you for your investment in the SB Government Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Roger M. Lavan           /s/ Francis L. Mustaro
Roger M. Lavan, CFA          Francis L. Mustaro
Portfolio Manager            Portfolio Manager

November 20, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 28 and 29 for a list and percentage breakdown of the fund's holdings.

/i/ The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years. Please note that an investor cannot invest directly in an index.
/ii/ GDP is a market value of goods and services produced by labor and property in a given country.
/iii/ Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates.

             13 Smith Barney Investment Series | 2003 Annual Report

 SB Government Portfolio at a Glance (unaudited)


Value of $10,000 Invested in the SB Government Portfolio vs. Lehman Brothers Government Bond Index+
--------------------------------------------------------------------------------
                        September 1999 -- October 2003

                                    [CHART]


                   SB Government         Lehman Brothers
                    Portfolio         Government Bond Index
                  ---------------     ---------------------
 9/15/1999            $10,000               $10,000
     10/99             10,130                10,016
     10/00             10,793                10,820
     10/01             12,257                12,451
     10/02             12,772                13,249
10/31/2003             12,883                13,634


+ Hypothetical illustration of $10,000 invested on September 15, 1999
  (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The Lehman Brothers Government Bond Index includes U.S. Treasury and government agency securities with maturities of one year or more having a minimum outstanding principal of $100 million and are only fixed-coupon securities. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

 Average Annual Total Returns++ (unaudited)

Twelve Months Ended 10/31/03         0.87%
-----------------------------------------
9/15/99* through 10/31/03            6.33
-----------------------------------------

 Cumulative Total Return++ (unaudited)

9/15/99* through 10/31/03                    28.83%
--------------------------------------------------

++ Assumes reinvestment of all dividends and capital gain distributions.
   Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
*  Commencement of operations.

             14 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments                                       October 31, 2003

           Smith Barney Premier Selections All Cap Growth Portfolio

SHARES                   SECURITY                         VALUE
------------------------------------------------------------------
COMMON STOCK -- 99.1%
Aerospace and Defense -- 0.5%
     3,085 Alliant Techsystems Inc.*                    $  159,680
------------------------------------------------------------------
Air Freight and Couriers -- 0.2%
     2,025 Expeditors International of Washington, Inc.     76,018
------------------------------------------------------------------
Auto Components -- 0.6%
     3,400 Lear Corp.*                                     197,506
------------------------------------------------------------------
Banks -- 2.4%
     6,650 Banknorth Group, Inc.                           208,278
     2,300 M&T Bank Corp.                                  215,970
     4,300 Westamerica Bancorporation                      215,258
     3,300 Zion Bancorporation                             202,257
------------------------------------------------------------------
                                                           841,763
------------------------------------------------------------------
Beverages -- 2.8%
    20,900 The Coca-Cola Co.                               969,760
------------------------------------------------------------------
Biotechnology -- 3.1%
    12,000 Amgen Inc.*                                     741,120
     3,000 Gilead Sciences, Inc.*                          163,740
     2,700 Idec Pharmaceuticals Corp.*+                     94,851
     3,600 MedImmune, Inc.*                                 95,976
------------------------------------------------------------------
                                                         1,095,687
------------------------------------------------------------------
Building Products -- 0.6%
     2,000 American Standard Cos. Inc.*                    191,400
------------------------------------------------------------------
Chemicals -- 0.7%
     5,400 Valspar Corp.                                   257,580
------------------------------------------------------------------
Commercial Services and Supplies -- 5.6%
     7,900 Alliance Data Systems Corp.*                    219,462
     7,101 ARAMARK Corp., Class B Shares*                  189,739
    15,000 Career Education Corp.*                         803,250
     5,600 DST Systems, Inc.*                              211,792
     5,000 Manpower Inc.                                   232,000
    10,900 Monster Worldwide Inc.*                         277,623
------------------------------------------------------------------
                                                         1,933,866
------------------------------------------------------------------
Communications Equipment -- 3.3%
     8,700 Advanced Fibre Communications, Inc.*            209,409
    12,600 Cisco Systems, Inc.*                            264,348
    11,800 Emulex Corp.*                                   334,176
    26,500 Motorola, Inc.                                  358,545
------------------------------------------------------------------
                                                         1,166,478
------------------------------------------------------------------
Computers and Peripherals -- 1.1%
     4,400 Dell Inc.*                                      158,928
     8,300 Electronics for Imaging, Inc.*                  224,930
------------------------------------------------------------------
                                                           383,858
------------------------------------------------------------------
Construction and Engineering -- 0.5%
     3,800 Jacobs Engineering Group Inc.*                  176,016
------------------------------------------------------------------
Containers and Packaging -- 0.8%
    18,100 Smurfit-Stone Container Corp.*                  280,550
------------------------------------------------------------------


                      See Notes to Financial Statements.

            15 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

    Smith Barney Premier Selections All Cap Growth Portfolio

SHARES                    SECURITY                           VALUE
---------------------------------------------------------------------
Diversified Financials -- 4.1%
     5,300 Affiliated Managers Group, Inc.*               $   384,250
     6,000 Investors Financial Services Corp.                 211,980
    10,000 Merrill Lynch & Co., Inc.                          592,000
    10,300 Waddell & Reed Financial, Inc., Class A Shares     228,454
---------------------------------------------------------------------
                                                            1,416,684
---------------------------------------------------------------------
Electric Utilities -- 0.5%
     5,000 Wisconsin Energy Corp.                             163,750
---------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.5%
     5,600 Benchmark Electronics, Inc.*                       272,832
     2,000 Diebold, Inc.                                      114,120
     5,200 Jabil Circuit, Inc.*                               144,820
---------------------------------------------------------------------
                                                              531,772
---------------------------------------------------------------------
Energy Equipment and Services -- 1.6%
     9,800 FMC Technologies, Inc.*                            196,784
     3,950 Nabors Industries, Ltd.*                           149,310
     5,500 Smith International, Inc.*                         204,765
---------------------------------------------------------------------
                                                              550,859
---------------------------------------------------------------------
Food and Drug Retailing -- 0.5%
     4,475 Performance Food Group Co.*                        166,694
---------------------------------------------------------------------
Food Products -- 1.2%
     7,400 Hormel Foods Corp.                                 182,706
     4,100 Wm. Wrigley Jr. Co.                                231,240
---------------------------------------------------------------------
                                                              413,946
---------------------------------------------------------------------
Gas Utilities -- 0.3%
     2,950 KeySpan Corp.                                      103,161
---------------------------------------------------------------------
Healthcare Equipment and Supplies -- 2.5%
     6,600 Advanced Neuromodulation Systems, Inc.*            270,600
     4,450 DENTSPLY International Inc.                        196,646
     5,600 ResMed Inc.*                                       233,912
     2,800 St. Jude Medical, Inc.*                            162,848
---------------------------------------------------------------------
                                                              864,006
---------------------------------------------------------------------
Healthcare Providers and Services -- 3.8%
     9,600 Coventry Health Care, Inc.*                        525,600
     7,500 Henry Schein, Inc.*                                465,375
     6,700 Select Medical Corp.*                              224,919
     2,550 Universal Health Services, Inc.*                   119,977
---------------------------------------------------------------------
                                                            1,335,871
---------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 3.7%
     8,500 Alliance Gaming Corp.*                             206,125
     6,300 Brinker International, Inc.*                       200,529
     6,600 Leapfrog Enterprises, Inc.*                        228,162
     3,500 P.F. Chang's China Bistro, Inc.*                   170,590
    16,600 Station Casinos, Inc.                              493,850
---------------------------------------------------------------------
                                                            1,299,256
---------------------------------------------------------------------

                      See Notes to Financial Statements.

            16 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

           Smith Barney Premier Selections All Cap Growth Portfolio

SHARES                    SECURITY                           VALUE
---------------------------------------------------------------------
Household Durables -- 1.0%
     3,300 Fortune Brands, Inc.                           $   214,995
     1,300 Lennar Corp., Class A Shares                       119,405
---------------------------------------------------------------------
                                                              334,400
---------------------------------------------------------------------
Industrial Conglomerates -- 1.6%
     4,400 Carlisle Cos. Inc.                                 252,340
    10,500 General Electric Co.                               304,605
---------------------------------------------------------------------
                                                              556,945
---------------------------------------------------------------------
Insurance -- 7.1%
     3,667 Ambac Financial Group, Inc.                        259,404
    10,500 American International Group, Inc.                 638,715
       434 Berkshire Hathaway Inc.*                         1,125,145
       880 Old Republic International Corp.                    31,627
     3,100 PartnerRe Ltd.                                     168,237
     7,500 Willis Group Holdings Ltd.                         249,750
---------------------------------------------------------------------
                                                            2,472,878
---------------------------------------------------------------------
Internet and Catalog Retail -- 4.7%
    30,400 Amazon.com, Inc.*                                1,654,368
---------------------------------------------------------------------
Internet Software and Services -- 0.6%
     9,400 Digital Insight Corp.*                             197,212
---------------------------------------------------------------------
Leisure Equipment and Products -- 0.5%
     6,400 Marvel Enterprises, Inc.*                          188,480
---------------------------------------------------------------------
Machinery -- 0.5%
     5,120 IDEX Corp.                                         190,362
---------------------------------------------------------------------
Media -- 4.0%
     2,800 The E.W. Scripps Co., Class A Shares               260,148
     5,300 Meredith Corp.                                     257,156
    15,400 Time Warner Inc.*                                  235,466
     6,600 Univision Communications Inc., Class A Shares*     224,070
    18,700 The Walt Disney Co.                                423,368
---------------------------------------------------------------------
                                                            1,400,208
---------------------------------------------------------------------
Oil and Gas -- 0.6%
     3,700 Murphy Oil Corp.                                   218,226
---------------------------------------------------------------------
Paper and Forest Products -- 0.6%
     5,100 Bowater Inc.                                       208,233
---------------------------------------------------------------------
Personal Products -- 2.4%
    26,000 The Gillette Co.                                   829,400
---------------------------------------------------------------------
Pharmaceuticals -- 5.5%
    11,200 Johnson & Johnson                                  563,696
     2,950 Medicis Pharmaceutical Corp.                       186,882
    15,900 Merck & Co. Inc.                                   703,575
    15,100 Pfizer Inc.                                        477,160
---------------------------------------------------------------------
                                                            1,931,313
---------------------------------------------------------------------
Real Estate -- 0.5%
     5,200 The St. Joe Co.                                    171,808
---------------------------------------------------------------------

                      See Notes to Financial Statements.

            17 Smith Barney Investment Series  | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

            Smith Barney Premier Selections All Cap Growth Portfolio

SHARES                SECURITY                      VALUE
------------------------------------------------------------
Road and Rail -- 0.5%
     7,700  Heartland Express, Inc.              $   191,268
------------------------------------------------------------
Semiconductor Equipment and Products -- 9.6%
    15,700  Cypress Semiconductor Corp.*             336,922
    15,800  Integrated Device Technology, Inc.*      248,060
    19,800  Intel Corp.                              654,390
    12,700  Lam Research Corp.*                      364,998
    18,400  Micrel, Inc.*                            303,600
    23,500  Skyworks Solutions, Inc.*                201,630
    43,000  Texas Instruments Inc.                 1,243,560
------------------------------------------------------------
                                                   3,353,160
------------------------------------------------------------
Software -- 7.0%
     2,600  Adobe Systems Inc.                       113,984
     8,300  Cognos, Inc.*                            286,101
     4,700  Kronos Inc.*                             282,000
     3,975  Mercury Interactive Corp.*               184,599
    29,500  Microsoft Corp.                          771,425
    36,000  Quest Software, Inc.*                    536,400
    20,000  Siebel Systems, Inc.*                    251,800
------------------------------------------------------------
                                                   2,426,309
------------------------------------------------------------
Specialty Retail -- 7.5%
    15,800  Chico's FAS, Inc.*                       593,132
     7,400  Christopher & Banks Corp.                216,080
    18,600  The Home Depot, Inc.                     689,502
    11,850  Hot Topic, Inc.*                         340,213
     6,800  Pacific Sunwear of California, Inc.*     157,012
     5,549  PETsMART, Inc.                           142,110
     7,100  Tractor Supply Co.*                      297,561
     4,700  Williams-Sonoma, Inc.*                   166,051
------------------------------------------------------------
                                                   2,601,661
------------------------------------------------------------
Textiles and Apparel -- 2.4%
    15,000  Coach, Inc.*                             532,050
     6,900  K-Swiss Inc., Class A Shares             303,186
------------------------------------------------------------
                                                     835,236
------------------------------------------------------------
Trading Companies and Distributors -- 0.6%
     4,600  Fastenal Co.                             204,562
------------------------------------------------------------
        TOTAL COMMON STOCK
        (Cost -- $30,101,481)                     34,542,190
------------------------------------------------------------

                      See Notes to Financial Statements.

             18 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                                   Smith Barney Premier Selections All Cap Growth Portfolio
  FACE
 AMOUNT                                                  SECURITY                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
      $300,000 Merrill Lynch & Co., Inc., 0.990% due 11/3/03; Proceeds at maturity -- $300,025; (Fully collateralized by
           U.S. Treasury Inflation Indexed Notes and Bonds, 1.875% to 3.625% due 7/15/12 to 4/15/28;
           Market value -- $306,002) (Cost -- $300,000)                                                                  $   300,000
------------------------------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $30,401,481**)                                                                                         $34,842,190
------------------------------------------------------------------------------------------------------------------------------------

*  Non-income producing security.
+ Subsequent to the reporting period, the company changed its name to Biogen Idec Inc. due to a merger.
** Aggregate cost for Federal income tax purposes is $30,811,006.

   Abbreviation used in this schedule:
   -----------------------------------
   ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

            19 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

          Smith Barney Large Cap Core Portfolio

SHARES                  SECURITY                      VALUE
--------------------------------------------------------------
COMMON STOCK -- 96.9%
Aerospace and Defense -- 1.8%
     13,675 Lockheed Martin Corp.                       $   633,973
      8,100 United Technologies Corp.                       685,989
-------------------------------------------------------------------
                                                          1,319,962
-------------------------------------------------------------------
Air Freight and Couriers -- 0.5%
      5,500 United Parcel Service, Inc., Class B Shares     398,860
-------------------------------------------------------------------
Automobiles -- 0.6%
      9,625 Harley-Davidson, Inc.                           456,321
-------------------------------------------------------------------
Banks -- 6.0%
     11,375 Bank of America Corp.                           861,429
     30,900 The Bank of New York Co., Inc.                  963,771
      4,000 Comerica, Inc.                                  205,920
     17,050 Fifth Third Bancorp                             988,218
     24,050 Wells Fargo & Co.                             1,354,496
-------------------------------------------------------------------
                                                          4,373,834
-------------------------------------------------------------------
Beverages -- 2.0%
      8,100 The Coca-Cola Co.                               375,840
     22,655 PepsiCo, Inc.                                 1,083,362
-------------------------------------------------------------------
                                                          1,459,202
-------------------------------------------------------------------
Biotechnology -- 2.4%
     10,135 Amgen, Inc.*                                    625,938
     28,800 Biogen, Inc.*+                                1,165,536
-------------------------------------------------------------------
                                                          1,791,474
-------------------------------------------------------------------
Chemicals -- 1.4%
     15,500 E.I. du Pont de Nemours & Co.                   626,200
      5,725 Praxair, Inc.                                   398,346
-------------------------------------------------------------------
                                                          1,024,546
-------------------------------------------------------------------
Commercial Services and Supplies -- 1.3%
     23,925 Paychex, Inc.                                   931,161
-------------------------------------------------------------------
Communications Equipment -- 3.3%
     23,200 Alcatel SA, Sponsored ADR                       305,776
     53,600 Cisco Systems, Inc.*                          1,124,528
     30,300 Motorola, Inc.                                  409,959
     34,200 Nokia Oyj, Sponsored ADR                        581,058
-------------------------------------------------------------------
                                                          2,421,321
-------------------------------------------------------------------
Computers and Peripherals -- 4.4%
     13,875 Dell Inc.*                                      501,165
     43,825 EMC Corp.*                                      606,538
     49,750 Hewlett-Packard Co.                           1,109,922
     11,150 International Business Machines Corp.           997,702
-------------------------------------------------------------------
                                                          3,215,327
-------------------------------------------------------------------

                      See Notes to Financial Statements.

            20 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

       Smith Barney Large Cap Core Portfolio

SHARES               SECURITY                       VALUE
-------------------------------------------------------------
Diversified Financials -- 9.0%
     3,275  American Express Co.                 $ 1,561,596
     8,400  The Goldman Sachs Group, Inc.            788,760
    15,575  J.P. Morgan Chase & Co.                  559,142
    40,550  MBNA Corp.                             1,003,612
    26,700  Merrill Lynch & Co., Inc.              1,580,640
    28,000  SLM Corp.                              1,096,480
------------------------------------------------------------
                                                   6,590,230
------------------------------------------------------------
Diversified Telecommunication Services -- 0.9%
    19,240  Verizon Communications Inc.              646,464
------------------------------------------------------------
Electric Utilities -- 0.6%
     7,475  Exelon Corp.                             474,289
------------------------------------------------------------
Electronic Equipment and Instruments -- 2.8%
    28,000  Agilent Technologies, Inc.*              697,760
    98,675  Flextronics International Ltd.*        1,381,450
------------------------------------------------------------
                                                   2,079,210
------------------------------------------------------------
Energy Equipment and Services -- 1.5%
    30,700  Halliburton Co.                          733,116
    11,450  Noble Corp.*                             393,078
------------------------------------------------------------
                                                   1,126,194
------------------------------------------------------------
Food Products -- 0.6%
    13,650  Kellogg Co.                              452,224
------------------------------------------------------------
Healthcare Equipment and Supplies -- 0.7%
     5,075  Medtronic, Inc.                          231,268
     4,400  St. Jude Medical, Inc.*                  255,904
------------------------------------------------------------
                                                     487,172
------------------------------------------------------------
Healthcare Providers and Services -- 0.4%
     4,375  Anthem, Inc.*                            299,381
------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.0%
     18,350  Outback Steakhouse, Inc.                770,700
------------------------------------------------------------
Household Products -- 1.8%
     13,375  The Procter & Gamble Co.              1,314,629
------------------------------------------------------------
Industrial Conglomerates -- 5.8%
    14,050  3M Co.                                 1,108,124
    76,555  General Electric Co.                   2,220,861
    43,400  Tyco International Ltd.                  906,192
------------------------------------------------------------
                                                   4,235,177
------------------------------------------------------------
Insurance -- 3.2%
    16,025  Ambac Financial Group, Inc.            1,133,608
    20,225  American International Group, Inc.     1,230,287
------------------------------------------------------------
                                                   2,363,895
------------------------------------------------------------
Internet and Catalog Retail -- 1.1%
    22,125  InterActiveCorp.*                        812,209
------------------------------------------------------------
Machinery -- 1.3%
    11,950  Danaher Corp.                            990,058
------------------------------------------------------------

                      See Notes to Financial Statements.

            21 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

             Smith Barney Large Cap Core Portfolio

SHARES                       SECURITY                            VALUE
--------------------------------------------------------------------------
Media -- 3.8%
     33,332 Comcast Corp., Class A Shares*                     $ 1,130,621
     12,700 The News Corp. Ltd., Preferred Shares ADR              374,650
     56,625 Time Warner Inc.*                                      865,796
     11,331 Viacom Inc., Class B Shares                            451,767
--------------------------------------------------------------------------
                                                                 2,822,834
--------------------------------------------------------------------------
Metals and Mining -- 1.2%
     27,225 Alcoa Inc.                                             859,493
--------------------------------------------------------------------------
Multiline Retail -- 3.7%
      9,675 J.C. Penney Co., Inc.                                  228,814
     21,900 Target Corp.                                           870,306
     27,525 Wal-Mart Stores, Inc.                                1,622,599
--------------------------------------------------------------------------
                                                                 2,721,719
--------------------------------------------------------------------------
Oil and Gas -- 4.4%
     68,056 Exxon Mobil Corp.                                    2,489,488
      9,200 Total SA, Sponsored ADR                                718,244
--------------------------------------------------------------------------
                                                                 3,207,732
--------------------------------------------------------------------------
Paper and Forest Products -- 1.5%
     26,600 Bowater Inc.                                         1,086,078
--------------------------------------------------------------------------
Personal Products -- 1.4%
      4,400 Avon Products, Inc.                                    299,024
     19,275 The Estee Lauder Cos. Inc.                             720,692
--------------------------------------------------------------------------
                                                                 1,019,716
--------------------------------------------------------------------------
Pharmaceuticals -- 8.9%
     16,275 Johnson & Johnson                                      819,121
     17,200 Merck & Co. Inc.                                       761,100
     75,140 Pfizer Inc. (a)                                      2,374,424
     25,450 Teva Pharmaceutical Industries Ltd., Sponsored ADR   1,447,850
     26,225 Wyeth                                                1,157,572
--------------------------------------------------------------------------
                                                                 6,560,067
--------------------------------------------------------------------------
Road and Rail -- 1.0%
     11,700 Canadian National Railway Co.                          704,340
--------------------------------------------------------------------------
Semiconductor Equipment and Products -- 3.8%
     67,393 Intel Corp.                                          2,227,339
     13,875 Linear Technology Corp.                                591,214
--------------------------------------------------------------------------
                                                                 2,818,553
--------------------------------------------------------------------------
Software -- 9.3%
     11,675 Adobe Systems, Inc.                                    511,832
     54,000 BEA Systems, Inc.*                                     750,600
      4,140 Electronic Arts Inc.*                                  410,026
     82,985 Microsoft Corp. (a)                                  2,170,057
     17,600 SAP AG, Sponsored ADR                                  643,104
     72,450 Siebel Systems, Inc.*                                  912,146
     39,395 VERITAS Software Corp.*                              1,424,129
--------------------------------------------------------------------------
                                                                 6,821,894
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

            22 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                                      Smith Barney Large Cap Core Portfolio

  SHARES                                            SECURITY                                               VALUE
-------------------------------------------------------------------------------------------------------------------
Specialty Retail -- 2.7%
     9,075 Bed Bath and Beyond Inc.*                                                                    $   383,328
    26,226 The Home Depot, Inc.                                                                             972,198
    28,150 The TJX Cos., Inc.                                                                               590,868
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,946,394
-------------------------------------------------------------------------------------------------------------------
Trading Companies and Distributors -- 0.4%
     6,675 W.W. Grainger, Inc.                                                                              305,582
-------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
    37,029 AT&T Wireless Services Inc.*                                                                     268,460
-------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $65,501,936)                                                                         71,176,702
-------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                            SECURITY                                               VALUE
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%

$2,245,000 Merrill Lynch & Co., Inc., 0.990% due 11/3/03; Proceeds at maturity -- $2,245,185;
             (Fully collateralized by U.S. Treasury Inflation Indexed Notes and Bonds, 1.875% to 3.625%
             due 7/15/12 to 4/15/28; Market value -- $2,289,914) (Cost -- $2,245,000)                     2,245,000
-------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $67,746,936**)                                                                      $73,421,702
-------------------------------------------------------------------------------------------------------------------

(a) All or a portion of this security is held as collateral for futures contracts commitments.
*   Non-income producing security.
+ Subsequent to the reporting period, the company changed its name to Biogen Idec Inc. due to a merger.
**  Aggregate cost for Federal income tax purposes is $69,001,467.

  Abbreviation used in this schedule:
  -----------------------------------
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

            23 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                             Smith Barney Growth and Income Portfolio

SHARES                                       SECURITY                                                VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.2%

Aerospace and Defense -- 3.1%
     20,060 The Boeing Co.                                                                        $   772,109
     15,400 Honeywell International Inc.                                                              471,394
      9,710 Lockheed Martin Corp.                                                                     450,156
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,693,659
-------------------------------------------------------------------------------------------------------------
Banks -- 11.1%
      9,720 Bank of America Corp.                                                                     736,096
     40,440 The Bank of New York Co., Inc.                                                          1,261,324
     16,040 Bank One Corp.                                                                            680,898
      7,760 Comerica Inc.                                                                             399,485
      8,940 Fifth Third Bancorp                                                                       518,162
     17,250 FleetBoston Financial Corp.                                                               696,728
     16,100 U.S. Bancorp                                                                              438,242
      6,400 Wachovia Corp.                                                                            293,568
     17,540 Wells Fargo & Co.                                                                         987,853
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,012,356
-------------------------------------------------------------------------------------------------------------
Beverages -- 1.6%
     17,730 PepsiCo, Inc.                                                                             847,849
-------------------------------------------------------------------------------------------------------------
Biotechnology -- 3.0%
     12,140 Amgen Inc.*                                                                               749,767
      8,560 Chiron Corp.*                                                                             467,633
     16,000 MedImmune, Inc.*                                                                          426,560
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,643,960
-------------------------------------------------------------------------------------------------------------
Building Products -- 1.2%
      6,530 American Standard Cos. Inc.*                                                              624,921
-------------------------------------------------------------------------------------------------------------
Commercial Services and Supplies -- 2.1%
      8,700 Avery Dennison Corp.                                                                      457,446
     17,810 Paychex, Inc.                                                                             693,165
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,150,611
-------------------------------------------------------------------------------------------------------------
Communications Equipment -- 2.6%
     39,250 Cisco Systems, Inc.*                                                                      823,465
     17,400 Comverse Technology, Inc.*                                                                313,896
     21,700 Motorola, Inc.                                                                            293,601
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,430,962
-------------------------------------------------------------------------------------------------------------
Computers and Peripherals -- 2.9%
     23,350 Dell Inc.*                                                                                843,402
     32,210 Hewlett-Packard Co.                                                                       718,605
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,562,007
-------------------------------------------------------------------------------------------------------------
Containers and Packaging -- 0.5%
     16,650 Smurfit-Stone Container Corp.*                                                            258,075
-------------------------------------------------------------------------------------------------------------
Diversified Financials -- 5.9%
      9,740 American Express Co.                                                                      457,098
      5,090 Freddie Mac                                                                               285,702
      7,560 The Goldman Sachs Group, Inc.                                                             709,884
     13,760 J.P. Morgan Chase & Co.                                                                   493,984

                      See Notes to Financial Statements.

            24 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                             Smith Barney Growth and Income Portfolio

SHARES                                       SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------
Diversified Financials -- 5.9% (continued)
     18,740 MBNA Corp.                                                                            $    463,815
     13,010 Merrill Lynch & Co., Inc.                                                                  770,192
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,180,675
--------------------------------------------------------------------------------------------------------------
Electric Utilities -- 1.7%
     12,900 FirstEnergy Corp.                                                                          443,631
     11,230 Progress Energy, Inc.                                                                      484,013
--------------------------------------------------------------------------------------------------------------
                                                                                                       927,644
--------------------------------------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.7%
     25,400 Flextronics International Ltd.*                                                            355,600
--------------------------------------------------------------------------------------------------------------
Energy Equipment and Services -- 1.5%
     17,160 ENSCO International Inc.                                                                   452,166
     16,380 GlobalSantaFe Corp.                                                                        368,714
--------------------------------------------------------------------------------------------------------------
                                                                                                       820,880
--------------------------------------------------------------------------------------------------------------
Food and Drug Retailing -- 1.3%
     32,550 Safeway Inc.*                                                                              686,805
--------------------------------------------------------------------------------------------------------------
Food Products -- 0.8%
     14,460 Kraft Foods Inc.                                                                           420,786
--------------------------------------------------------------------------------------------------------------
Gas Utilities -- 0.6%
     15,920 NiSource Inc.                                                                              329,703
--------------------------------------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 1.0%
     10,840 Guidant Corp.                                                                              552,948
--------------------------------------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.1%
     31,160 McDonald's Corp.                                                                           779,312
      9,500 MGM MIRAGE                                                                                 337,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,116,562
--------------------------------------------------------------------------------------------------------------
Household Products -- 2.4%
     14,310 Kimberly-Clark Corp.                                                                       755,711
      5,680 The Procter & Gamble Co.                                                                   558,287
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,313,998
--------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -- 4.5%
     59,600 General Electric Co.                                                                     1,728,996
     35,360 Tyco International Ltd.                                                                    738,317
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,467,313
--------------------------------------------------------------------------------------------------------------
Information Technology Consulting and Services -- 1.2%
     31,050 Electronic Data Systems Corp.                                                              666,022
--------------------------------------------------------------------------------------------------------------
Insurance -- 3.5%
     19,680 American International Group, Inc.                                                       1,197,134
          3 Berkshire Hathaway Inc., Class A Shares*                                                   233,430
     11,190 Marsh & McLennan Cos., Inc.                                                                478,372
--------------------------------------------------------------------------------------------------------------
                                                                                                1,908,936
--------------------------------------------------------------------------------------------------------------
Internet and Catalog Retail -- 1.1%
     15,950 InterActiveCorp*                                                                           585,524
--------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


            25 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                    Smith Barney Growth and Income Portfolio

SHARES                                       SECURITY                     VALUE
---------------------------------------------------------------------------------
Machinery -- 2.1%
     4,630 Eaton Corp.                                                $   464,111
    10,330 Navistar International Corp.                                   417,642
     3,020 PACCAR Inc.                                                    238,459
---------------------------------------------------------------------------------
                                                                        1,120,212
---------------------------------------------------------------------------------
Media -- 4.9%
    19,160 Comcast Corp., Class A Shares*                                 649,907
    17,810 Comcast Corp., Special Class A Shares*                         580,962
    35,014 Liberty Media Corp., Class A Shares*                           353,291
    19,180 The News Corp. Ltd., Preferred Shares ADR                      565,810
    12,900 Viacom Inc., Class B Shares                                    514,323
----------------------------------------------------------------------------------
                                                                        2,664,293
---------------------------------------------------------------------------------
Metals and Mining -- 2.7%
    35,550 Alcoa Inc.                                                   1,122,314
    17,070 Barrick Gold Corp.                                             332,353
---------------------------------------------------------------------------------
                                                                        1,454,667
---------------------------------------------------------------------------------
Multiline Retail -- 1.2%
    17,790 Costco Wholesale Corp.                                         629,232
---------------------------------------------------------------------------------
Oil and Gas -- 5.5%
     8,940 ChevronTexaco Corp.                                            664,242
    39,370 Exxon Mobil Corp.                                            1,440,155
    11,370 Total SA                                                       887,656
---------------------------------------------------------------------------------
                                                                        2,992,053
---------------------------------------------------------------------------------
Paper and Forest Products -- 1.7%
     6,100 Bowater Inc.                                                   249,063
    14,330 International Paper Co.                                        563,886
     5,000 Louisiana-Pacific Corp.*                                        95,100
---------------------------------------------------------------------------------
                                                                          908,049
---------------------------------------------------------------------------------
Personal Products -- 1.4%
    20,680 The Estee Lauder Cos. Inc.+                                    773,225
---------------------------------------------------------------------------------
Pharmaceuticals -- 7.9%
     8,370 Johnson & Johnson                                              421,262
    60,110 Pfizer Inc.                                                  1,899,476
    46,570 Schering-Plough Corp.                                          711,124
    22,250 Teva Pharmaceutical Industries Ltd., Sponsored ADR+          1,265,802
---------------------------------------------------------------------------------
                                                                        4,297,664
---------------------------------------------------------------------------------
Real Estate -- 0.3%
     4,260 iStar Financial Inc.                                           162,136
---------------------------------------------------------------------------------
Road and Rail -- 0.9%
     7,930 Canadian National Railway Co.                                  477,386
---------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 4.0%
    36,230 Infineon Technologies AG+                                      532,581
    40,210 Intel Corp.                                                  1,328,940
    11,400 STMicroelectronics N.V.                                        303,696
---------------------------------------------------------------------------------
                                                                        2,165,217
---------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             26 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                               Smith Barney Growth and Income Portfolio

 SHARES                                        SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
Software -- 4.9%
  18,590 BMC Software, Inc.*                                                                   $   323,094
  60,170 Microsoft Corp.                                                                         1,573,446
  26,980 Oracle Corp.*                                                                             322,681
  12,450 VERITAS Software Corp.*                                                                   450,068
------------------------------------------------------------------------------------------------------------
                                                                                                 2,669,289
------------------------------------------------------------------------------------------------------------
Specialty Retail -- 3.6%
  24,230 Best Buy Co., Inc.                                                                      1,412,851
  15,260 The Home Depot, Inc.                                                                      565,688
------------------------------------------------------------------------------------------------------------
                                                                                                 1,978,539
------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.7%
  49,900 AT&T Wireless Services Inc.*                                                              361,775
------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCK
         (Cost -- $47,443,379)                                                                  53,211,533
------------------------------------------------------------------------------------------------------------
  FACE
 AMOUNT                                        SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%

$990,000 Merrill Lynch & Co., Inc., 0.990% due 11/3/03; Proceeds at maturity -- $990,082;
           (Fully collateralized by U.S. Treasury Inflation Indexed Notes and Bonds, 1.875%
           to 3.625% due 7/15/12 to 4/15/28; Market value -- $1,009,806) (Cost -- $990,000)        990,000
------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $48,433,379**)                                                               $54,201,533
------------------------------------------------------------------------------------------------------------

*  Non-income producing security.
+  All or a portion of this security is on loan (See Note 6).
** Aggregate cost for Federal income tax purposes is $49,391,919.

  Abbreviation used in this schedule:
  -----------------------------------
  ADR -- American Depositary Receipt

 Loaned Securities Collateral                                   October 31, 2003

   FACE
  AMOUNT                                         SECURITY                                         VALUE
----------------------------------------------------------------------------------------------------------
$1,047,983 State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $1,047,983) $1,047,983
----------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            27 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                                SB Government Portfolio
   FACE
  AMOUNT                               SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.9%
            U.S. Treasury Notes:
$11,500,000  3.250% due 8/15/07 (a)(b)                                       $ 11,701,710
 10,000,000  3.000% due 2/15/08 (a)                                            10,008,600
  1,500,000  4.875% due 2/15/12 (a)                                             1,582,853
  5,000,000  4.000% due 11/15/12 (a)                                            4,925,980
            U.S. Treasury Bonds:
    300,000  7.250% due 5/15/16 (a)                                               371,871
    200,000  9.000% due 11/15/18 (a)(b)                                           286,820
    700,000  7.625% due 2/15/25 (a)                                               917,110
  1,350,000 U.S. Treasury Strip, zero coupon to yield 4.645% due 5/15/05 (a)    1,319,417
-------------------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost -- $31,079,252)                                              31,114,361
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 1.8%

            Fannie Mae:
  1,200,000  4.750% due 11/14/03 (a)                                            1,201,346
  1,700,000  5.250% due 1/15/09 (a)                                             1,825,297
    700,000 Federal Home Loan Bank (FHLB), 6.500% due 11/15/05 (a)                761,788
-------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Cost -- $3,582,640)                                                3,788,431
-------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 43.8%

            Federal Home Loan Mortgage Corp. (FHLMC), Gold:
    665,512  6.500% due 9/1/31 (a)                                                692,466
    341,070  6.000% due 12/1/31 (a)                                               350,280
  1,783,355  4.500% due 4/15/32 (a)                                             1,754,140
  3,000,000  5.000% due 11/13/33 (c)(d)                                         2,953,125
  8,000,000  6.000% due 11/13/33 (c)(d)                                         8,212,496
            Federal National Mortgage Association (FNMA):
    142,515  6.000% due 8/1/16 (a)                                                148,294
  1,000,000  6.000% due 11/18/18 (c)(d)                                         1,040,312
  1,000,000  6.500% due 11/18/18 (c)(d)                                         1,052,500
     59,159  6.500% due 4/1/29 (a)                                                 61,557
    322,859  7.000% due 11/1/31 (a)                                               340,046
     37,749  7.500% due 3/1/32 (a)                                                 40,236
    288,015  7.500% due 4/1/32 (a)                                                306,992
    336,807  6.500% due 5/1/32 (a)                                                350,018
    612,691  6.000% due 6/1/32 (a)                                                629,330
    169,123  7.500% due 12/1/32 (a)                                               180,266
  4,811,313  6.000% due 1/1/33 (a)                                              4,941,970
 12,000,000  5.000% due 11/13/33 (c)(d)                                        11,838,744
 38,000,000  5.500% due 11/13/33 (c)(d)                                        38,356,250
  6,000,000  6.500% due 11/13/33 (c)(d)                                         6,234,372
  1,000,000  7.000% due 11/13/33 (c)(d)                                         1,053,125
            Government National Mortgage Association (GNMA):
    171,303  6.500% due 6/15/31 (a)                                               179,526
     10,035  7.000% due 8/15/31 (a)                                                10,640
    251,426  7.000% due 9/15/31 (a)                                               266,680

                      See Notes to Financial Statements.

            28 Smith Barney Investment Series | 2003 Annual Report

 Schedules of Investments (continued)                           October 31, 2003

                                                   SB Government Portfolio
   FACE
  AMOUNT                                                  SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 43.8% (continued)

$10,000,000  6.000% due 11/19/33 (c)(d)                                                                           $ 10,328,120
------------------------------------------------------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost -- $90,731,225)                                                                                   91,321,485
------------------------------------------------------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $125,393,117)                                                                                 126,224,277
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 39.5%

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 22.6%

 25,000,000 Federal Farm Credit Bank (FCDN) Discount Notes, zero coupon to yield 0.963% due 11/6/03                 24,996,701
            Federal Home Loan Bank (FHLB) Discount Notes:
 12,092,000  Zero coupon to yield 1.004% due 11/12/03                                                               12,088,342
 10,000,000  Zero coupon to yield 1.014% due 11/14/03                                                                9,996,353
------------------------------------------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES
            (Cost -- $47,081,396)                                                                                   47,081,396
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (a) -- 16.9%

  9,892,000 Goldman Sachs & Co., 0.960% due 11/3/03; Proceeds at maturity -- $9,892,791; (Fully collateralized by
              U.S. Treasury Notes and Inflation Indexed Bonds, 3.376% to 13.875% due 5/15/11 to 4/15/32;
              Market value -- $10,089,862)                                                                           9,892,000
 12,707,000 J.P. Morgan Chase & Co., 0.980% due 11/3/03; Proceeds at maturity -- $12,708,038;
              (Fully collateralized by U.S. Treasury Notes, 3.000% due 2/15/08; Market value -- $12,961,507)        12,707,000
 12,707,000 Merrill Lynch & Co., Inc., 0.990% due 11/3/03; Proceeds at maturity -- $12,708,048;
              (Fully collateralized by U.S. Treasury Inflation Indexed Notes and Bonds,
              1.875% to 3.625% due 7/15/12 to 4/15/28; Market value -- $12,961,221)                                 12,707,000
------------------------------------------------------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $35,306,000)                                                                                   35,306,000
------------------------------------------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $82,387,396)                                                                                   82,387,396
------------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $207,780,513**)                                                                              $208,611,673
------------------------------------------------------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for "to-be-announced" securities and open futures contracts commitments.
(b) All or a portion of this security is held as collateral for open futures contracts commitments.
(c) Security acquired under mortgage dollar roll agreement (See Note 8).
(d) Security is traded on a "to-be-announced" basis (See Note 7).
**  Aggregate cost of Federal income tax purposes is $208,169,674.

                      See Notes to Financial Statements.

            29 Smith Barney Investment Series | 2003 Annual Report

 Statements of Assets and Liabilities                           October 31, 2003

                                                               Smith Barney
                                                            Premier Selections  Smith Barney    Smith Barney        SB
                                                                 All Cap         Large Cap       Growth and     Government
                                                             Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost                                          $ 30,101,481     $ 65,501,936    $ 47,443,379   $125,393,117
 Short-term investments, at cost                                    300,000        2,245,000         990,000     82,387,396
 Loaned securities collateral, at cost (Note 6)                          --               --       1,047,983             --
----------------------------------------------------------------------------------------------------------------------------
 Investments, at value                                         $ 34,542,190     $ 71,176,702    $ 53,211,533   $126,224,277
 Short-term investments, at value                                   300,000        2,245,000         990,000     82,387,396
 Loaned securities collateral, at value (Note 6)                         --               --       1,047,983             --
 Cash                                                                   194              526             960          1,209
 Receivable for securities sold                                     360,158        1,121,774         537,800      4,043,583
 Dividends and interest receivable                                   18,455           53,443          47,766        566,569
 Receivable for Fund shares sold                                         --           17,389          64,428         30,731
 Receivable from broker -- variation margin                              --               --              --         20,313
----------------------------------------------------------------------------------------------------------------------------
 Total Assets                                                    35,220,997       74,614,834      55,900,470    213,274,078
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased                                   236,284          729,508         454,804     85,610,135
 Payable for Fund shares reacquired                                  53,166           88,617              --        172,678
 Management fees payable                                             21,763           46,415          33,842         82,303
 Payable for loaned securities collateral (Note 6)                       --               --       1,047,983             --
 Trustees' retirement plan                                            3,361            6,143           6,134          2,642
 Accrued expenses                                                    22,408           27,343          23,688         27,990
----------------------------------------------------------------------------------------------------------------------------
 Total Liabilities                                                  336,982          898,026       1,566,451     85,895,748
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $ 34,884,015     $ 73,716,808    $ 54,334,019   $127,378,330
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest                    $         30     $         88    $         64   $        109
 Capital paid in excess of par value                             42,120,186       98,375,915      59,447,852    125,825,222
 Undistributed net investment income                                     --          259,221         245,374      3,422,090
 Accumulated net realized loss from investment transactions
   and futures contracts                                        (11,676,910)     (30,593,182)    (11,127,425)    (2,897,201)
 Net unrealized appreciation of investments and
   futures contracts                                              4,440,709        5,674,766       5,768,154      1,028,110
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $ 34,884,015     $ 73,716,808    $ 54,334,019   $127,378,330
----------------------------------------------------------------------------------------------------------------------------
Shares Outstanding                                                3,045,402        8,847,713       6,437,973     10,905,741
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value                                                      $11.45            $8.33           $8.44         $11.68
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            30 Smith Barney Investment Series | 2003 Annual Report

 Statements of Operations                    For the Year Ended October 31, 2003

                                                                 Smith Barney
                                                              Premier Selections  Smith Barney    Smith Barney        SB
                                                                   All Cap         Large Cap       Growth and     Government
                                                               Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                      $   234,340      $   883,811     $   647,679             --
  Interest                                                             7,193           13,899          28,549    $ 4,475,049
  Less: Foreign withholding tax                                         (162)          (6,799)         (8,178)            --
---------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                            241,371          890,911         668,050      4,475,049
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                           221,516          483,490         323,656        748,054
  Custody                                                             14,803           19,797          15,234         19,409
  Shareholder communications                                           9,174           23,304           8,163         19,694
  Audit and legal                                                      7,952           41,487          19,771         52,425
  Shareholder servicing fees                                           5,000            5,000           5,000          5,000
  Trustees' fees                                                       2,176            6,182           1,709          2,915
  Other                                                                4,964            6,047           1,669          3,907
---------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                     265,585          585,307         375,202        851,404
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         (24,214)         305,604         292,848      3,623,645
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                        (2,703,066)      (5,190,119)     (3,819,725)    (1,228,802)
   Futures contracts                                                      --           11,759              --     (1,374,975)
---------------------------------------------------------------------------------------------------------------------------
  Net Realized Loss                                               (2,703,066)      (5,178,360)     (3,819,725)    (2,603,777)
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments and Futures Contracts:
   Beginning of year                                              (5,743,336)      (8,712,461)     (6,720,746)     1,483,895
   End of year                                                     4,440,709        5,674,766       5,768,154      1,028,110
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)            10,184,045       14,387,227      12,488,900       (455,785)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments and Futures Contracts               7,480,979        9,208,867       8,669,175     (3,059,562)
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $ 7,456,765      $ 9,514,471     $ 8,962,023    $   564,083
---------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            31 Smith Barney Investment Series | 2003 Annual Report

 Statements of Changes in Net Assets         For the Year Ended October 31, 2003

                                                      Smith Barney
                                                   Premier Selections  Smith Barney    Smith Barney        SB
                                                     All Cap Growth     Large Cap       Growth and     Government
                                                       Portfolio      Core Portfolio Income Portfolio  Portfolio
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                        $   (24,214)     $   305,604     $   292,848    $  3,623,645
  Net realized loss                                    (2,703,066)      (5,178,360)     (3,819,725)     (2,603,777)
  Change in net unrealized appreciation                10,184,045       14,387,227      12,488,900        (455,785)
-------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                7,456,765        9,514,471       8,962,023         564,083
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --         (214,782)       (198,672)     (1,371,678)
-------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                                --         (214,782)       (198,672)     (1,371,678)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                      3,413,153        8,969,468      11,668,435      66,440,163
  Net assets value of shares issued
   for reinvestment of dividends                               --          214,782         198,672       1,371,678
  Cost of shares reacquired                            (4,613,714)      (5,906,321)     (3,026,552)    (23,729,838)
-------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                  (1,200,561)       3,277,929       8,840,555      44,082,003
-------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                  6,256,204       12,577,618      17,603,906      43,274,408

NET ASSETS:
  Beginning of year                                    28,627,811       61,139,190      36,730,113      84,103,922
-------------------------------------------------------------------------------------------------------------------
  End of year*                                        $34,884,015      $73,716,808     $54,334,019    $127,378,330
-------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:             --         $259,221        $245,374      $3,422,090
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             32 Smith Barney Investment Series | 2003 Annual Report

 Statements of Changes in Net Assets (continued) For the Year Ended October 31, 2002

                                                      Smith Barney
                                                   Premier Selections  Smith Barney    Smith Barney        SB
                                                     All Cap Growth     Large Cap       Growth and     Government
                                                       Portfolio      Core Portfolio Income Portfolio  Portfolio
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                        $   (87,395)     $    169,137    $   154,000    $   902,915
  Net realized loss                                    (6,532,841)      (15,801,301)    (3,914,987)       (22,345)
  Change in net unrealized appreciation
   (depreciation)                                         528,777           497,788     (3,064,839)     1,016,483
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                          (6,091,459)      (15,134,376)    (6,825,826)     1,897,053
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (18,768)         (197,647)      (113,186)      (471,166)
  Net realized gains                                           --                --             --       (323,201)
------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                           (18,768)         (197,647)      (113,186)      (794,367)
------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                      5,995,549        16,910,865     15,695,927     70,965,054
  Net asset value of shares issued
   for reinvestment of dividends                           18,768           197,647        113,186        794,367
  Cost of shares reacquired                            (5,659,901)       (7,730,105)    (3,716,053)    (2,167,846)
------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                           354,416         9,378,407     12,093,060     69,591,575
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (5,755,811)       (5,953,616)     5,154,048     70,694,261

NET ASSETS:
  Beginning of year                                    34,383,622        67,092,806     31,576,065     13,409,661
------------------------------------------------------------------------------------------------------------------
  End of year*                                        $28,627,811      $ 61,139,190    $36,730,113    $84,103,922
------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:             --          $168,399       $151,960       $925,706
------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

             33 Smith Barney Investment Series | 2003 Annual Report

 Notes to Financial Statements

1. Significant Accounting Policies

The Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio, Smith Barney Growth and Income Portfolio, and SB Government Portfolio (formerly known as Smith Barney Government Portfolio) ("Funds") are separate investment funds of the Smith Barney Investment Series ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified open-end management investment company and consists of these Funds and three other separate retail investment funds: Smith Barney Large Cap Core Fund, SB Growth and Income Fund (formerly known as Smith Barney Growth and Income Fund) and Smith Barney International Fund (formerly known as Smith Barney International Aggressive Growth Fund). The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2003, reclassifications were made to the capital accounts of the Smith Barney Premier Selections All Cap Growth, Smith Barney Growth and Income and SB Government Portfolios to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $24,214 was reclassified to paid-in capital for the Smith Barney Premier Selections All Cap Growth Portfolio. Net investment loss, net realized loss and net assets were not affected by this adjustment; (l) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

             34 Smith Barney Investment Series | 2003 Annual Report

In addition, the Smith Barney Premier Selections All Cap Growth Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Funds may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.

2. Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. The Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios pay SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets of each Fund respectively, and the SB Government Portfolio pays SBFM a management fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2003, each Fund paid transfer agent fees of $5,000 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. For the year ended October 31, 2003, CGM and its affiliates received $2,514 in brokerage commissions for the Funds' agency transactions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. Two additional Trustees have announced their intention to retire, effective December 31, 2003. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the year ended October 31, 2003 were $6,577. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

            35 Smith Barney Investment Series | 2003 Annual Report

3. Investments

During the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

                                     Purchases      Sales
------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio           $ 19,158,426 $19,467,130
-----------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                            51,175,121  48,898,733
-----------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                            36,042,677  27,209,713
-----------------------------------------------------------
SB Government Portfolio              149,802,302  94,984,053
-----------------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                                              Net Unrealized
                                    Appreciation Depreciation  Appreciation
----------------------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio            $6,558,783  $(2,527,599)   $4,031,184
---------------------------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                            8,542,145   (4,121,910)    4,420,235
---------------------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                            7,221,898   (2,412,284)    4,809,614
---------------------------------------------------------------------------
SB Government Portfolio               1,278,340     (836,341)      441,999
---------------------------------------------------------------------------

4. Repurchase Agreements

The Funds purchase (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

The Funds may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At October 31, 2003, the SB Government Portfolio had the following open futures contracts:

                                    Number of                          Market    Unrealized
                                    Contracts Expiration Basis Value   Value     Gain (Loss)
--------------------------------------------------------------------------------------------
To Sell:
U.S. Treasury Notes                    161      12/03    $18,035,441 $18,069,141  $(33,700)
To Buy:
U.S. Treasury Bonds                    100      12/03     10,641,225  10,871,875   230,650
-------------------------------------------------------------------------------------------
Net Unrealized Gain on Open
 Futures Contracts                                                                $196,950
-------------------------------------------------------------------------------------------

             36 Smith Barney Investment Series | 2003 Annual Report

At October 31, 2003, the Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios did not hold any futures contracts.

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned.

The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At October 31, 2003, Smith Barney Growth and Income Portfolio had loaned common stocks having a market value of $1,016,750 which were collateralized by cash. The cash collateral received for the Smith Barney Growth and Income Portfolio amounting to $1,047,983 was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the year ended October 31, 2003, the Smith Barney Growth and Income Portfolio earned $6,142 in interest income from securities loaned.

At October 31, 2003, the Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and SB Government Portfolios did not have any securities on loan.

7. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At October 31, 2003, the SB Government Portfolio held TBA securities with a total cost of $80,533,906.

8. Mortgage Dollar Rolls

The SB Government Portfolio may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the year ended October 31, 2003, the SB Government Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $399,022,774.

At October 31, 2003, the SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $80,533,906.

             37 Smith Barney Investment Series | 2003 Annual Report

9. Capital Loss Carryforwards

At October 31, 2003, the Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income and SB Government Portfolios had, for Federal income tax purposes, capital loss carryforwards of approximately $11,267,000, $29,339,000, $10,169,000 and $2,428,000,
respectively, available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of the expiration for each carryforward loss is indicated below. Expiration occurs on October 31 of the year indicated:

                                     2007   2008      2009       2010        2011
------------------------------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio               --      -- $2,258,000 $ 6,364,000 $2,645,000
-----------------------------------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                          $4,000 $45,000  6,983,000  15,847,000  6,460,000
-----------------------------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                              --      --  2,971,000   3,442,000  3,756,000
-----------------------------------------------------------------------------------
SB Government Portfolio                 --      --         --      49,000  2,379,000
-----------------------------------------------------------------------------------

10.Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

                                    Undistributed
                                      Ordinary     Accumulated    Unrealized
                                       Income     Capital Losses Appreciation
-----------------------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio                    --    $(11,267,385)  $4,031,184
----------------------------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                           $  259,221     (29,338,651)   4,420,235
----------------------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                              245,374     (10,168,885)   4,809,614
----------------------------------------------------------------------------
SB Government Portfolio               3,538,587      (2,427,587)     441,999
----------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals, mark to market of derivative contracts, the treatment of accretion of discounts and amortization of premiums and straddle loss deferrals.

The tax character of distributions paid during the year ended October 31, 2003 was:


                                                                   Ordinary
                                                                    Income
----------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                             $  214,782
---------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio                             198,672
---------------------------------------------------------------------------
SB Government Portfolio                                            1,371,678
---------------------------------------------------------------------------

For the year ended October 31, 2003, the Smith Barney Premier Selections All Cap Growth Portfolio did not make any distributions.

            38 Smith Barney Investment Series | 2003 Annual Report

11.Shares of Beneficial Interest

At October 31, 2003, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Fund were as follows:

                                         Year Ended        Year Ended
                                     October 31, 2003   October 31, 2002
------------------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio
Shares sold                                344,878            560,604
Shares issued on reinvestment                   --              2,076
Shares reacquired                         (495,589)          (570,559)
------------------------------------------------------------------------
Net Decrease                              (150,711)            (7,879)
------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio
Shares sold                              1,178,419          1,930,789
Shares issued on reinvestment               30,596             26,709
Shares reacquired                         (801,697)        (1,008,749)
------------------------------------------------------------------------
Net Increase                               407,318            948,749
------------------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio
Shares sold                              1,542,017          1,905,118
Shares issued on reinvestment               29,088             15,764
Shares reacquired                         (420,814)          (509,688)
------------------------------------------------------------------------
Net Increase                             1,150,291          1,411,194
------------------------------------------------------------------------
SB Government Portfolio
Shares sold                              5,651,429          6,115,834
Shares issued on reinvestment              117,038             68,717
Shares reacquired                       (2,029,223)          (190,552)
------------------------------------------------------------------------
Net Increase                             3,739,244          5,993,999
------------------------------------------------------------------------

12.Subsequent Event

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

             39 Smith Barney Investment Series | 2003 Annual Report

 Financial Highlights

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Premier Selections
All Cap Growth Portfolio                       2003        2002       2001 2000/(1)/  1999/(2)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $   8.96  $  10.73   $  14.48   $  10.11   $ 10.00
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)/(3)/            (0.01)    (0.03)      0.02       0.09      0.01
 Net realized and unrealized gain (loss)       2.50     (1.73)     (3.69)      4.30      0.10
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.49     (1.76)     (3.67)      4.39      0.11
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --     (0.01)     (0.04)     (0.02)       --
 Net realized gains                              --        --      (0.04)        --        --
------------------------------------------------------------------------------------------------
Total Distributions                              --     (0.01)     (0.08)     (0.02)       --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $  11.45  $   8.96   $  10.73   $  14.48   $ 10.11
------------------------------------------------------------------------------------------------
Total Return/(4)/                             27.79%   (16.44)%   (25.45)%    43.43%     1.10%++
------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $34,884   $28,628    $34,384    $21,419    $3,032
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)(5)/                              0.90%     0.95%      0.95%      0.95%     0.95%+
 Net investment income (loss)                 (0.08)    (0.25)      0.16       0.72      1.00+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          66%       58%       116%        58%        8%
------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(3) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $45,159, $30,419 and $13,182 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income
     (loss) and the actual expense ratios would have been as follows:

                                                                                              Expense Ratios
                                                         Net Investment Income (Loss)    Without Fee Waivers and/or
                                                         Per Share (Increases) Decreases  Expense Reimbursements
                                                         ------------------------------- --------------------------
                                                          2002     2001    2000   1999   2002    2001  2000   1999
                                                          ------    -----  -----  -----  ----    ----  ----  ----
Smith Barney Premier Selections All Cap Growth Portfolio $(0.02)   $0.02   $0.15  $0.05  1.11%   1.08% 2.14% 5.35%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

             40 Smith Barney Investment Series | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Large Cap Core Portfolio            2003        2002    2001    2000/(1)/  1999/(2)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $   7.24  $   8.96   $  12.14   $  10.51   $ 10.00
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                      0.03      0.02       0.04       0.05      0.01
 Net realized and unrealized gain (loss)         1.09     (1.72)     (3.19)      1.59      0.50
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.12     (1.70)     (3.15)      1.64      0.51
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.03)    (0.02)     (0.03)     (0.01)       --
--------------------------------------------------------------------------------------------------
Total Distributions                             (0.03)    (0.02)     (0.03)     (0.01)       --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $   8.33  $   7.24     $ 8.96   $  12.14   $ 10.51
--------------------------------------------------------------------------------------------------
Total Return/(4)/                               15.47%   (18.94)%   (26.03)%    15.61%     5.10%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $73,717   $61,139    $67,093    $49,630    $5,274
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)(5)/                                0.91%     0.93%      0.93%      0.95%     0.95%+
 Net investment income                           0.47      0.24       0.42       0.42      0.67+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            77%       45%        26%        30%        6%
--------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(3) The Manager agreed to waive all or a portion of its fees for the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $20,272 for the period ended October 31, 1999. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                                 Expense Ratios
                                         Net Investment Income Without Fee Waivers and/or
                                         Per Share Decreases    Expense Reimbursements
                                         --------------------- ------------------------
                                           2000       1999       2000          1999
                                          --------    -------    ----          ----
   Smith Barney Large Cap Core Portfolio    $0.07      $0.05       1.55%       5.00%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

             41 Smith Barney Investment Series | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Growth and Income Portfolio    2003       2002      2001      2000/(1)/  1999/(2)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $   6.95  $   8.15   $  10.77    $  10.10    $ 10.00
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                  0.05      0.02       0.05        0.16       0.01
 Net realized and unrealized gain (loss)     1.48     (1.20)     (2.58)       0.53       0.09
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.53     (1.18)     (2.53)       0.69       0.10
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.04)    (0.02)     (0.05)      (0.02)        --
 Net realized gains                            --        --      (0.04)         --         --
------------------------------------------------------------------------------------------------
Total Distributions                         (0.04)    (0.02)     (0.09)      (0.02)        --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year             $   8.44  $   6.95     $ 8.15    $  10.77    $ 10.10
------------------------------------------------------------------------------------------------
Total Return/(4)/                           22.09%   (14.47)%   (23.63)%      6.86%      1.00%++
------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $54,334   $36,730    $31,576     $18,089     $3,045
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)(5)/                            0.87%     0.95%      0.95%       0.95%      0.95%+
 Net investment income                       0.68      0.40       0.53        1.54       0.69+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        65%       48%        68%         72%         1%
------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(3) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $61,498, $21,016 and $12,636 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                      Expense Ratios
                                          Net Investment Income  Without Fee Waivers and/or
                                           Per Share Decreases    Expense Reimbursements
                                         ----------------------  -------------------------
                                         2002  2001  2000  1999  2002    2001  2000   1999
                                         ----  ----  ----  ----  ----    ----  ----   ----
Smith Barney Growth and Income Portfolio $0.01 $0.02 $0.12 $0.05 1.09%   1.18% 2.05% 5.22%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

             42 Smith Barney Investment Series | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

SB Government Portfolio                          2003     2002/(1)/   2001    2000/(1)/  1999/(2)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $11.74    $11.44     $10.62   $10.13     $10.00
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)(4)/                    0.33      0.35       0.52     0.53       0.05
 Net realized and unrealized gain (loss)/(4)/    (0.23)     0.13       0.87     0.12       0.08
------------------------------------------------------------------------------------------------
Total Income From Operations                      0.10      0.48       1.39     0.65       0.13
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.16)    (0.11)     (0.57)   (0.16)        --
 Net realized gains                                 --     (0.07)        --       --         --
------------------------------------------------------------------------------------------------
Total Distributions                              (0.16)    (0.18)     (0.57)   (0.16)        --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $11.68    $11.74     $11.44   $10.62     $10.13
------------------------------------------------------------------------------------------------
Total Return/(5)/                                 0.87%     4.20%     13.56%    6.55%      1.30%++
------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $127,378   $84,104    $13,410   $4,996     $5,066
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)(6)/                                0.68 %     0.80%      0.80%    0.80%      0.80%+
 Net investment income/(4)/                       2.91      3.17       4.47     5.19       4.36+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate/(7)/                        83%      145%        90%       0%         0%
------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(3) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $57,022, $33,010 and $14,291 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                  Expense Ratios
                      Net Investment Income  Without Fee Waivers and/or
                       Per Share Decreases    Expense Reimbursements
                     ----------------------  --------------------------
                     2002  2001  2000  1999  2002    2001  2000   1999
                     ----  ----  ----  ----  ----    ----  ----   -----
SB Government
 Portfolio           $0.02 $0.06 $0.13 $0.04 1.00%   1.30% 2.06% 3.73%+

(4) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.12 and 3.32%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(6) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.80%.
(7)  Excluding mortgage dollar roll transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

             43 Smith Barney Investment Series | 2003 Annual Report

 Independent Auditors' Report

The Shareholders and Board of Trustees
of the Smith Barney Investment Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio ("Funds") of the Smith Barney Investment Series ("Trust") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from September 15, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian or brokers. As to securities purchased and sold but not yet received and delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios of the Funds as of October 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from September 15, 1999 to October 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

New York, New York
December 10, 2003

             44 Smith Barney Investment Series | 2003 Annual Report

 Additional Information (unaudited)

Information about Trustees and Officers
The business and affairs of the Smith Barney Investment Series ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. Each Trustee and Officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb.) at 1-800-451-2010.

                                                                                     Number of                 Other
                                              Term of          Principal            Portfolios           Board Memberships
                                            Office* and      Occupation(s)        in Fund Complex             Held by
                           Position(s) Held  Length of        During Past            Overseen                 Trustee
Name, Address and Age         with Fund     Time Served        Five Years           by Trustee          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Elliott J. Berv                Trustee         Since    President and Chief             36        Board Member, American
c/o R. Jay Gerken                              2001     Operations Officer,                       Identity Corp. (doing business
Citigroup Asset Management                              Landmark City (Real                       as Morpheus Technologies)
("CAM")                                                 Estate Development)                       (Biometric Information
399 Park Avenue, 4th floor                              (since 2002); Executive                   Management) (since 2001;
New York, NY 10022                                      Vice President and Chief                  Consultant since 1999);
Age 60                                                  Operations Officer,                       Director, Lapoint Industries
                                                        DigiGym Systems (On-line                  (Industrial Filter Company)
                                                        Personal Training                         (since 2002); Director,
                                                        Systems) (since 2001);                    Alzheimer's Association (New
                                                        Chief Executive Officer,                  England Chapter) (since 1998)
                                                        Rocket City Enterprises
                                                        (Internet Service
                                                        Company) (from 2000 to
                                                        2001); President,
                                                        Catalyst (Consulting)
                                                        (since 1984)

Donald M. Carlton              Trustee         Since    Consultant, URS                 31        Director, American Electric
c/o R. Jay Gerken                              1997     Corporation                               Power (Electric Utility) (since
CAM                                                     (Engineering) (since                      1999); Director, Valero Energy
399 Park Avenue, 4th floor                              1999); former Chief                       (Petroleum Refining) (since
New York, NY 10022                                      Executive Officer,                        1999); Director, National
Age 66                                                  Radian International LLC                  Instruments Corp. (Technology)
                                                        (Engineering) (from 1969                  (since 1994)
                                                        to 1998), Member of
                                                        Management Committee,
                                                        Signature Science
                                                        (Research and
                                                        Development) (since 2000)

A. Benton Cocanougher          Trustee         Since    Dean Emeritus and Wiley         31        Former Director, Randall's Food
c/o R. Jay Gerken                              1991     Professor, Texas, A&M                     Markets, Inc. (from 1990 to
CAM                                                     University (since 2001);                  1999); former Director, First
399 Park Avenue, 4th floor                              former Dean and                           American Bank and First
New York, NY 10022                                      Professor of Marketing,                   American Savings Bank (from
Age 65                                                  College and Graduate                      1994 to 1999)
                                                        School of Business of
                                                        Texas A&M University
                                                        (from 1987 to 2001)

            45 Smith Barney Investment Series  | 2003 Annual Report

                                                                                     Number of                 Other
                                              Term of          Principal            Portfolios           Board Memberships
                                            Office* and      Occupation(s)        in Fund Complex             Held by
                           Position(s) Held  Length of        During Past            Overseen                 Trustee
Name, Address and Age         with Fund     Time Served        Five Years           by Trustee          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees (continued):

Mark T. Finn                   Trustee         Since    Adjunct Professor,              36        Former President and Director,
c/o R. Jay Gerken                              2001     William & Mary College                    Delta Financial, Inc.
CAM                                                     (since September 2002);                   (Investment Advisory Firm)
399 Park Avenue, 4th floor                              Principal/Member, Belvan                  (from 1983 to 1999)
New York, NY 10022                                      Partners/Balfour Vantage
Age 60                                                  -- Manager and General
                                                        Partner to the Vantage
                                                        Hedge Fund, LP (since
                                                        March 2002); Chairman
                                                        and Owner, Vantage
                                                        Consulting Group, Inc.
                                                        (Investment Advisory and
                                                        Consulting Firm) (since
                                                        1988); former Vice
                                                        Chairman and Chief
                                                        Operating Officer,
                                                        Lindner Asset Management
                                                        Company (Mutual Fund
                                                        Company) (from March
                                                        1999 to 2001); former
                                                        General Partner and
                                                        Shareholder, Greenwich
                                                        Ventures, LLC
                                                        (Investment Partnership)
                                                        (from 1996 to 2001);
                                                        former President,
                                                        Secretary, and Owner,
                                                        Phoenix Trading Co.
                                                        (Commodity Trading
                                                        Advisory Firm) (from
                                                        1997 to 2000)

Stephen Randolph Gross         Trustee         Since    Partner, Capital                31        Director, United Telesis, Inc.;
c/o R. Jay Gerken                              1986     Investment Advisory                       (Telecommunications) (since
CAM                                                     Partners (Consulting)                     1997); Director, eBank.com,
399 Park Avenue, 4th floor                              (since January 2000);                     Inc.; (since 1997); Director,
New York, NY 10022                                      Managing Director,                        Andersen Calhoun, Inc.
Age 56                                                  Fountainhead Ventures,                    (Assisted Living) (since 1987);
                                                        LLC (Consulting) (from                    former Director, Charter Bank,
                                                        1998 to 2002);                            Inc. (from 1987 to 1997);
                                                        Secretary, Carint N.A.                    former Director, Yu Save, Inc.
                                                        (Manufacturing) (since                    (Internet Company) (from 1998
                                                        1988); former Treasurer,                  to 2000); former Director,
                                                        Hank Aaron Enterprises                    Hotpalm.com, Inc. (Wireless
                                                        (Fast Food Franchise)                     Applications) (from 1998 to
                                                        (from 1985 to 2001);                      2000); former Director, Ikon
                                                        Chairman, Gross, Collins                  Ventures, Inc. (from 1997 to
                                                        & Cress, P.C.                             1998)
                                                        (Accounting Firm) (since
                                                        1980); Treasurer,
                                                        Coventry Limited, Inc.
                                                        (since 1985)

Diana R. Harrington            Trustee         Since    Professor, Babson College       36        Former Trustee, The Highland
c/o R. Jay Gerken                              2001     (since 1992)                              Family of Funds (Investment
CAM                                                                                               Company) (from 1997 to 1998)
399 Park Avenue, 4th floor
New York, NY 10022
Age 63

Susan B. Kerley                Trustee         Since    Consultant, Strategic           36        Director, Eclipse Funds
c/o R. Jay Gerken                              2001     Management Advisors,                      (currently supervises 17
CAM                                                     LLC; Global Research                      investment companies in fund
399 Park Avenue, 4th floor                              Associates, Inc.                          complex) (since 1990)
New York, NY 10022                                      (Investment Consulting)
Age 52                                                  (since 1990)

            46 Smith Barney Investment Series | 2003 Annual Report

                                                                                     Number of           Other
                                              Term of          Principal            Portfolios     Board Memberships
                                            Office* and      Occupation(s)        in Fund Complex        Held
                           Position(s) Held  Length of        During Past            Overseen      by Trustee During
Name, Address and Age         with Fund     Time Served        Five Years           by Trustee       Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees (continued):

Alan G. Merten                 Trustee         Since    President, George Mason         31        Director,
c/o R. Jay Gerken                              1990     University (since 1996)                   DigitalNet
CAM                                                                                               Holdings, Inc.
399 Park Avenue, 4th floor                                                                        (since October
New York, NY 10022                                                                                2003) Director of
Age 62                                                                                            Comshare, Inc.;
                                                                                                  (Information
                                                                                                  Technology) (since
                                                                                                  1985); former
                                                                                                  Director, Indus
                                                                                                  (Information
                                                                                                  Technology) (from
                                                                                                  1995 to 1999)

C. Oscar Morong, Jr.           Trustee         Since    Manager Director, Morong        36        Former Director,
c/o R. Jay Gerken                              2001     Capital                                   Indonesia Fund
CAM                                                     Management (since 1993)                   (Closed-End Fund)
399 Park Avenue, 4th floor                                                                        (from 1990 to
New York, NY 10022                                                                                1999); Trustee,
Age 68                                                                                            Morgan Stanley
                                                                                                  Institutional Fund
                                                                                                  (currently
                                                                                                  supervises 75
                                                                                                  investment
                                                                                                  companies) (since
                                                                                                  1993)

R. Richardson Pettit           Trustee         Since    Professor of Finance,           31               None
c/o R. Jay Gerken                              1990     University of Houston
CAM                                                     (from 1977 to 2002);
399 Park Avenue, 4th floor                              Independent Consultant
New York, NY 10022                                      (since 1984)
Age 61

Walter E. Robb, III            Trustee         Since    President, Benchmark            36        Director, John
c/o R. Jay Gerken                              1985     Consulting Group, Inc.                    Boyle & Co., Inc.
CAM                                                     (Service Company) (since                  (Textiles) (since
399 Park Avenue, 4th Floor                              1991); Sole Proprietor,                   1999); Director,
New York, NY 10022                                      Robb Associates                           Harbor Sweets, Inc.
Age 77                                                  (Financial Consulting)                    (Candy) (since
                                                        (since 1978); Co-Owner,                   1990); Director,
                                                        Kedron Design (Gifts)                     W.A. Wilde Co.
                                                        (since 1978); former                      (Direct Media
                                                        President and Treasurer,                  Marketing) (since
                                                        Benchmark Advisors, Inc.                  1982); Director,
                                                        (Financial Consulting)                    Alpha Grainger
                                                        (from 1989 to 2000)                       Manufacturing Inc.
                                                                                                  (Electronics)
                                                                                                  (since 1983);
                                                                                                  former Trustee, MFS
                                                                                                  Family of Funds
                                                                                                  (Investment
                                                                                                  Company) (from 1985
                                                                                                  to 2001); Harvard
                                                                                                  Club of Boston
                                                                                                  (Audit Committee)
                                                                                                  (since 2001).


            47 Smith Barney Investment Series | 2003 Annual Report

                                                                                               Number of           Other
                                                   Term of             Principal              Portfolios     Board Memberships
                                                 Office* and         Occupation(s)          in Fund Complex       Held by
                              Position(s) Held    Length of           During Past              Overseen           Trustee
Name, Address and Age            with Fund       Time Served          Five Years              by Trustee    During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------

Interested Trustees:

R. Jay Gerken, CFA**         Chairman, President    Since    Managing Director of                 220              None
CAM                          and Chief Executive    2002     Citigroup Global Markets Inc.
399 Park Avenue, 4th Floor   Officer                         ("CGM"); Chairman, President
New York, NY 10022                                           and Chief Executive Officer
Age 52                                                       of Smith Barney Fund
                                                             Management LLC ("SBFM"),
                                                             Travelers Investment Adviser,
                                                             Inc. ("TIA") and Citi Fund
                                                             Management, Inc. ("CFM");
                                                             President and Chief Executive
                                                             Officer of certain mutual
                                                             funds associated with
                                                             Citigroup Inc. ("Citigroup");
                                                             formerly, Portfolio Manager
                                                             of Smith Barney Allocation
                                                             Series Inc. (from 1996 to
                                                             2001) and Smith Barney Growth
                                                             and Income Fund (from 1996
                                                             to 2000)

Officers:

Andrew B. Shoup***           Senior Vice            Since    Director of CAM; Senior Vice         N/A              N/A
CAM                          President and Chief    2003     President and Chief
125 Broad Street, 10th Floor Administrative                  Administrative Officer of
New York, NY 10004           Officer                         mutual funds associated with
Age 47                                                       Citigroup; Head of
                                                             International Funds
                                                             Administration of CAM from
                                                             2001 to 2003; Director of
                                                             Global Funds Administration
                                                             of CAM from 2000 to 2001;
                                                             Head of U.S. Citibank Funds
                                                             Administration of CAM from
                                                             1998 to 2000

Richard L. Peteka            Chief Financial        Since    Director of CGM; Chief               N/A              N/A
CAM                          Officer and            2002     Financial Officer and
125 Broad Street, 11th Floor Treasurer                       Treasurer of certain mutual
New York, NY 10004                                           funds associated with
Age 42                                                       Citigroup; Director and Head
                                                             of Internal Control for CAM
                                                             U.S. Mutual Fund
                                                             Administration (from 1999 to
                                                             2002); Vice President, Head
                                                             of Mutual Fund Administration
                                                             and Treasurer at Oppenheimer
                                                             Capital (from 1996 to 1999)

Alan J. Blake                Vice President         Since    Managing Director of CGM             N/A              N/A
CAM                          and Investment         2001
399 Park Avenue, 4th Floor   Officer
New York, NY 10022
Age 53

Kevin Caliendo               Vice President and     Since    Managing Director of CGM             N/A              N/A
CAM                          Investment Officer     2003
399 Park Avenue, 4th Floor
New York, NY 10004
Age 33

Michael A. Kagan             Vice President and     Since    Managing Director of CGM             N/A              N/A
CAM                          Investment Officer     2000
399 Park Avenue, 4th Floor
New York, NY 10022
Age 44

            48 Smith Barney Investment Series | 2003 Annual Report

                                                                                                Number of           Other
                                                Term of               Principal                Portfolios     Board Memberships
                                              Office* and           Occupation(s)            in Fund Complex       Held by
                             Position(s) Held  Length of             During Past                Overseen           Trustee
Name, Address and Age           with Fund     Time Served            Five Years                by Trustee    During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Officers (continued):

Roger M. Lavan, CFA           Vice President     Since    Managing Director of CGM and             N/A               N/A
CAM                           and Investment     2002     Salomon Brothers Asset
399 Park Avenue, 4th Floor    Officer                     Management Inc. ("SBAM")
New York, NY 10022
Age 40

Francis L. Mustaro            Vice President     Since    Managing Director of CGM                 N/A               N/A
CAM                           and Investment     2002
399 Park Avenue, 4th Floor    Officer
New York, NY 10022
Age 52

Lawrence B. Weissman, CFA     Vice President     Since    Managing Director of CGM                 N/A               N/A
CAM                           and Investment     1999
100 First Stamford Place      Officer
Stamford, CT 06902
Age 42

Timothy Woods, CFA            Vice President     Since    Managing Director of CGM                 N/A               N/A
CAM                           and Investment     2001
100 First Stamford Place      Officer
Stamford, CT 06902
Age 42

Kaprel Ozsolak                Controller         Since    Vice President of CGM; Controller        N/A               N/A
CAM                                              2002     of certain mutual funds associated
125 Broad Street, 11th Floor                              with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel             Secretary          Since    Managing Director and General            N/A               N/A
CAM                                              2000     Counsel of Global Mutual Funds
300 First Stamford Place                                  for CAM and its predecessor (since
Stamford, CT 06902            Chief Legal                 1994); Secretary of CFM;
Age 48                        Officer            Since    Secretary and Chief Legal Officer
                                                 2003     of mutual funds associated with
                                                          Citigroup

--------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***  As of November 25, 2003.

             49 Smith Barney Investment Series | 2003 Annual Report

 Tax Information (unaudited)

The following October 31, 2003 fiscal year end disclosures are of various tax benefits that will be reported to shareholders at calendar year end.

The following percentages of ordinary income distributions have been designated as qualifying for the dividends received deduction available to corporate shareholders:

                 Smith Barney Large Cap Core Portfolio .............  100%
                 Smith Barney Growth and Income Portfolio ..........  100%

Percentage of ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

                         SB Government Portfolio ........ 71.09%

             50 Smith Barney Investment Series | 2003 Annual Report

                                 SMITH BARNEY
                               INVESTMENT SERIES



           TRUSTEES                     OFFICERS (Cont'd.)
           Elliott J. Berv              Roger M. Lavan, CFA
           Donald M. Carlton            Vice President and
           A. Benton Cocanougher        Investment Officer
           Mark T. Finn
           R. Jay Gerken, CFA           Francis L. Mustaro
             Chairman                   Vice President and
           Stephen Randolph Gross       Investment Officer
           Diana R. Harrington
           Susan B. Kerley              Lawrence B. Weissman, CFA
           Alan G. Merten               Vice President and
           C. Oscar Morong, Jr.         Investment Officer
           R. Richardson Pettit
           Walter E. Robb, III          Timothy Woods, CFA
                                        Vice President and
           OFFICERS                     Investment Officer
           R. Jay Gerken, CFA
           President and                Kaprel Ozsolak
           Chief Executive Officer      Controller

           Andrew B. Shoup*             Robert I. Frenkel
           Senior Vice President and    Secretary and
           Chief Administrative Officer Chief Legal Officer

           Richard L. Peteka            INVESTMENT MANAGER
           Chief Financial Officer      Smith Barney Fund
           and Treasurer                  Management LLC

           Alan J. Blake                CUSTODIAN
           Vice President and           State Street Bank and
           Investment Officer             Trust Company

           Kevin Caliendo               TRANSFER AGENT
           Vice President and           Citicorp Trust Bank, fsb.
           Investment Officer           125 Broad Street, 11th Floor
                                        New York, New York 10004
           Michael A. Kagan
           Vice President and           SUB-TRANSFER AGENT
           Investment Officer           PFPC Inc.
                                        P.O. Box 9699
           * As of November 25, 2003.   Providence, Rhode Island
                                        02940-9699

   Smith Barney Investment Series

   Smith Barney Premier Selections
         All Cap Growth Portfolio
   Smith Barney Large Cap Core Portfolio
   Smith Barney Growth and Income Portfolio
   SB Government Portfolio

   The Funds are separate investment funds of the Smith Barney
   Investment Series, a Massachusetts business trust.

 This report is submitted for general information of the shareholders of the Smith Barney Investment Series -- Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income and SB Government Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus, which contains information concerning the investment policies and expenses as well as other pertinent information.

 SMITH BARNEY INVESTMENT SERIES
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.






 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02461 12/03                                                           03-5775

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Stephen Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr. Gross is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series


By:   /s/ R. Jay Gerken R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Series

Date: December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Series

Date: December 29, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Series

Date: December 29, 2003